Property and equipment, net (Tables)	6 Months Ended
Sep. 30, 2022
Property and equipment, net
Summary of property and equipment

	As of
	September 30, 2022	March 31, 2022
Server hardware	$19,406,241	$21,703,857
Vehicles	205,136	229,424
	19,611,377	21,933,281
Less: accumulated depreciation	(12,000,901)	(11,234,271)
Property and equipment, net	$7,610,476	$10,699,010